UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: December 31, 2004

Check here if amendment  |_|: Amendment Number: ___
This Amendment (Check one only.):   |_| is a restatement
                                    |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    PilotRock Investment Partners GP, LLC
Address: 1700 East Putnam Avenue
         Old Greenwich, CT 06870

Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Thomas D. O'Malley, Jr.
Title:   Managing Member
Phone:   (203) 698-8800

Signature, Place and Date of Signing:

/s/ Thomas D. O'Malley, Jr.        Old Greenwich, CT     February 10, 2005
---------------------------         (City, State)             (Date)
(Signature)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                Name
--------------------       ------------------------------------

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:          2
Form 13F Information Table Entry Total:     44
Form 13F Information Table Value Total:     $190,477
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number       Name
---      --------------------       ----
1        28-10619                   O'Malley, Jr., Thomas D.
         ---------                  -----------------------------------
2        28-10618                   Schmidt, Mark K.
         ---------                  --------------------------

                           TITLE OF                   VALUE    SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER          CLASS          CUSIP     (x$1000)  PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
-----------------------    --------      ---------   --------  -------   ---   ----   -------  ----------  -------- -------- -------
ADESA                       COM          00686U104     4244    200000    SH           OTHER       1,2                200000
ANDREW CORP                 COM          034425108     3408    250000    SH           OTHER       1,2                250000
APPLE COMPUTER INC          COM          037833100     3220     50000    SH           OTHER       1,2                 50000
BEVERLY ENTERPRISES INC     COM          087851309     3660    400000    SH           OTHER       1,2                400000
BJ'S WHOLESALE CLUB INC     COM          05548J0MF     2913    100000    SH    PUT    OTHER       1,2                100000
COMMSCOPE INC               COM          203372107     2835    150000    SH           OTHER       1,2                150000
COMPASS MINERALS INC        COM          20451N101     4846    200000    SH           OTHER       1,2                200000
CONSOL ENERGY INC           COM          20854P109     4105    100000    SH           OTHER       1,2                100000
COSTCO WHOLESALE CORP       COM          22160K0MW     4841    100000    SH    PUT    OTHER       1,2                100000
DADE BEHRING HOLDINGS INC   COM          23342J206     4200     75000    SH           OTHER       1,2                 75000
DEX MEDIA                   COM          25212E100     3744    150000    SH           OTHER       1,2                150000
EARTHLINK INC               COM          270321102     5760    500000    SH           OTHER       1,2                500000
ENSCO INTL INC              COM          26874Q100     3174    100000    SH           OTHER       1,2                100000
FIDELITY NATL FINL INC      COM          316326107    12559    275000    SH           OTHER       1,2                275000
GENERAL CABLE CORP          COM          369300108     2078    150000    SH           OTHER       1,2                150000
GENTEK INC                  COM          37245X203     6735    150000    SH           OTHER       1,2                150000
KERR MCGEE CORP             COM          492386107     3756     65000    SH           OTHER       1,2                 65000
MONEYGRAM INTL              COM          60935Y109     5285    250000    SH           OTHER       1,2                250000
MOTOROLA INC                COM          620076109     1720    100000    SH           OTHER       1,2                100000
MOTOROLA INC                COM          6200760AR     1720    100000    SH    CALL   OTHER       1,2                100000
MOTOROLA INC                COM          6200760AS     3440    200000    SH    CALL   OTHER       1,2                200000
NETFLIX INC                 COM          64110L0MS     1853    150300    SH    PUT    OTHER       1,2                150300
NITROMED INC                COM          654798503     4264    160000    SH           OTHER       1,2                160000
NOBLE CORP                  COM          G65422100     1741     35000    SH           OTHER       1,2                 35000
NORTHWESTERN                COM          668074305     4200    150000    SH           OTHER       1,2                150000
PFIZER INC                  COM          7170810CE     4034    150000    SH    CALL   OTHER       1,2                150000
RANGE RESOURCES CORP        COM          75281A109      512     25000    SH           OTHER       1,2                 25000
REGAL ENTMT GRP             COM          758766109     2594    125000    SH           OTHER       1,2                125000
RELIANT ENERGY INC          COM          75952B105     8873    650000    SH           OTHER       1,2                650000
RUSH ENTRP                  CL A COM     781846209     1623    100000    SH           OTHER       1,2                100000
SBA COMMUNICATIONS CORP
  USD CO                    COM          78388J106     3248    350000    SH           OTHER       1,2                350000
SPRINT CORP                 COM          852061100     6213    250000    SH           OTHER       1,2                250000
SPRINT CORP                 COM          8520610AE     4970    200000    SH    CALL   OTHER       1,2                200000
SUPERIOR ESSEX              COM          86815V105     6766    360000    SH           OTHER       1,2                360000
SYMANTEC CORP               COM          871503108     2576    100000    SH           OTHER       1,2                100000
SYMANTEC CORP               COM          8715030AE     2576    100000    SH    CALL   OTHER       1,2                100000
TIME WARNER INC             COM          887317105     4863    250000    SH           OTHER       1,2                250000
TIME WARNER INC             COM          8873172AW     6808    350000    SH    CALL   OTHER       1,2                350000
TRANSOCEAN INC              COM          G90078109     6359    150000    SH           OTHER       1,2                150000
UNITEDGLOBALCOM INC         CL A COM     913247508     7245    750000    SH           OTHER       1,2                750000
UNIVISION COMMUNICATIONS
  INC                       COM          914906102     2195     75000    SH           OTHER       1,2                 75000
VIACOM INC                  CL B COM     925524308     5459    150000    SH           OTHER       1,2                150000
WALTER INDS INC             COM          93317Q105     6746    200000    SH           OTHER       1,2                200000
WILLIAMS COS THE            COM          9694570AW     6516    400000    SH    CALL   OTHER       1,2                400000
TOTAL                                               190,477